Significant changes in current reporting period (Details)	3 Months Ended	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2022
Significant Changes In Current Reporting Period [Abstract]
Decrease in revenue for the period compared with pre-covid period (in percent)	38.90%	42.90%